Financial Assets at Fair Value through Profit or Loss and Financial Investments_Changes In The Allowances For Debt Securities(Details) - Debt securities of financial assets at fair value through profit or loss and financial investments
₩ in Millions
	12 Months Ended
	Dec. 31, 2018 KRW (₩)
12-month expected credit losses
Disclosure Of Changes In The Allowances For Debt Securities LineItems [Line Items]
Beginning	₩ 4,937	[1]
Changes In The Allowances For Debt Securities Abstract [Abstract]
Transfer to 12-month expected credit losses	125
Transfer to lifetime expected credit losses	0
Impairment	0
Disposal	(170)
Provision (reversal) for loan losses	716
Others (change of currency ratio, etc.)	49
Ending	5,657
Non-impaired
Disclosure Of Changes In The Allowances For Debt Securities LineItems [Line Items]
Beginning	482	[1]
Changes In The Allowances For Debt Securities Abstract [Abstract]
Transfer to 12-month expected credit losses	(125)
Transfer to lifetime expected credit losses	0
Impairment	0
Disposal	0
Provision (reversal) for loan losses	(180)
Others (change of currency ratio, etc.)	16
Ending	193
Impaired
Disclosure Of Changes In The Allowances For Debt Securities LineItems [Line Items]
Beginning	720	[1]
Changes In The Allowances For Debt Securities Abstract [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Impairment	0
Disposal	0
Provision (reversal) for loan losses	(398)
Others (change of currency ratio, etc.)	0
Ending	₩ 322

[1]	Prepared in accordance with IFRS 9